Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 401,901	€ 361,719
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	215,123	182,045
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	186,187	178,517
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 591	€ 1,157